Prepayments and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Schedule of Prepayments and Other Non Current Assets

	December 31,
	2017	2018
	RMB	RMB
Prepayments for equity investments	—	67,250
Prepayments to vendors and content providers	—	43,488
Others	2,000	10,092

Total	2,000	120,830